OPERATING SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
Capital Expenditures	$ 248	$ 217	$ 330	$ 236	$ 189
Total Assets	8,925		8,330	8,307
Polyurethanes
Segment reporting information
Capital Expenditures			85	59	55
Total Assets			3,086	3,024
Performance Products
Segment reporting information
Capital Expenditures			96	66	70
Total Assets			2,340	2,067
Advanced Materials
Segment reporting information
Capital Expenditures			39	24	14
Total Assets			1,307	1,327
Textile Effects
Segment reporting information
Capital Expenditures			34	23	19
Total Assets			686	776
Pigments
Segment reporting information
Capital Expenditures			57	49	23
Total Assets			1,384	1,277
Corporate and other
Segment reporting information
Capital Expenditures			19	15	8
Total Assets			$ (473)	$ (164)